Other Non-current Assets - Summary of Other Non-current Assets (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)
Miscellaneous non-current assets [abstract]
Taxes recoverable, statutory deposits and dues from government	$ 94.3	₨ 7,137.1	₨ 10,819.0
Prepaid rentals on operating leases			3,625.7
Prepaid expenses	11.2	848.6	7,684.2
Employee benefits	505.0	38,210.8	46.2
Others	49.5	3,748.6	3,353.4
Total	$ 660.0	₨ 49,945.1	₨ 25,528.5